VictoryShares WestEnd Economic Cycle Bond ETF Expense Example - VictoryShares WestEnd Economic Cycle Bond ETF - VictoryShares WestEnd Economic Cycle Bond ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	$ 686